Summary of Significant Accounting Policies - Schedule of Contributed to ESOP (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Contributed to Esop [Abstract]
Allocated shares	110,660	110,660
Shares committed to be released
Unearned shares
Total ESOP shares	110,660	110,660
Fair value of unearned shares at end of period (in Dollars)